Summary of Business and Significant Accounting Policies - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Impact of IFRS 2 amendments [member]
Disclosure of changes in accounting policies [Line Items]
Withholding tax obligations reclassified to contributed surplus	$ 152